Earnings (Loss) Per Common Share	3 Months Ended
Mar. 31, 2013
Earnings (Loss) Per Common Share

14. EARNINGS (LOSS) PER COMMON SHARE

Basic income per common share is calculated based on the weighted average number of common shares outstanding at the end of the period, excluding restricted stock with performance-based vesting criteria. Diluted income per common share includes the assumed exercise of stock options and performance-based restricted stock which contain conditions that are not earnings or market based, given that the hypothetical effect is not anti-dilutive. Stock options to purchase 114,246 shares of common stock and performance-based restricted stock awards of 719,479 shares of common stock for the three-month period ended March 31, 2013 were outstanding but not included in the computations of diluted net loss per share calculations due to our net loss from continuing operations, for which the result would be anti-dilutive. Stock options to purchase 637,652 shares of common stock for the three-month period ended March 31, 2012 were outstanding but not included in the computations of diluted net income per share because the grant prices were greater than the average market price of the common shares, which has anti-dilutive effect on the computation. The following table sets forth the computation of basic and diluted earnings per common share (in thousands except per share amounts):

	Three Months Ended March 31,
	2013	2012
Numerator:
Net Income (Loss) From Continuing Operations, Less Noncontrolling Interests	$(2,773)	$3,727
Net Loss From Discontinued Operations	(61)	(5,355)

Net Loss	$(2,834)	$(1,628)

Denominator:
Weighted Average Common Shares Outstanding—Basic	52,367	48,744
Effect of Dilutive Securities:
Employee Stock Options	0	61
Employee Performance-Based Restricted Stock Awards	0	888

Weighted Average Common Shares Outstanding—Diluted	52,367	49,693

Earnings (loss) per Common Share:
Basic—Net Income (Loss) From Continuing Operations	$(0.05)	$0.08
—Net Loss From Discontinued Operations	0.00	(0.11)

—Net Loss	$(0.05)	$(0.03)

Diluted—Net Income (Loss) From Continuing Operations	$(0.05)	$0.08
—Net Loss From Discontinued Operations	0.00	(0.11)

—Net Loss	$(0.05)	$(0.03)